Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments

September 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

	Principal Amount (a)	Value (a)
Senior Loans 61.7% (b)(c)(d)
Automobiles & Components 3.0%
Clarios Global, LP, 1st Lien Term Loan, 1M SOFR + 2.50%, 7.35%, 05/06/2030	$2,805	$2,803
LTI Holdings, Inc., 1st Lien Term Loan, 1M SOFR + 4.75%, 9.60%, 07/29/2029	3,943	3,875
Wand NewCo 3, Inc., 1st Lien Term Loan, 1M SOFR + 3.25%, 8.10%, 01/30/2031	3,491	3,485
		10,163
Capital Goods 10.7%
Alliance Laundry Systems, LLC, 1st Lien Term Loan, 1M SOFR + 3.50%, 8.35%, 08/19/2031	4,339	4,342
Artera Services, LLC, 1st Lien Term Loan, 3M SOFR + 4.50%, 9.10%, 02/15/2031	2,438	2,370
Chart Industries, Inc., 1st Lien Term Loan, 3M SOFR + 2.50%, 7.09%, 03/15/2030 (e)	2,511	2,504
Crown Subsea Communications Holding, Inc., 1st Lien Term Loan, 3M SOFR + 4.00%, 9.25%, 01/30/2031	3,621	3,638
Gulfside Supply, Inc., 1st Lien Term Loan, 3M SOFR + 3.00%, 8.29%, 06/17/2031	1,489	1,487
Kaman Corp., 1st Lien Term Loan, 3M SOFR + 3.50%, 8.10%, 04/21/2031	2,000	2,006
Kodiak BP, LLC, 1st Lien Term Loan, 1M SOFR + 3.75%, 8.60%, 03/12/2028	1,866	1,868
Osmosis Buyer Ltd., 1st Lien Term Loan, 1M SOFR + 3.75%, 8.84%, 07/31/2028	4,489	4,482
Pike Corp., 1st Lien Term Loan, 1M SOFR + 3.00%, 7.96%, 01/21/2028	1,283	1,288
TransDigm, Inc., 1st Lien Term Loan, 08/24/2028 (f)	500	500
TransDigm, Inc., 1st Lien Term Loan, 3M SOFR + 2.50%, 7.10%, 02/28/2031	3,485	3,470
Traverse Midstream Partners, LLC, 1st Lien Term Loan, 3M SOFR + 3.50%, 8.75%, 02/16/2028	2,747	2,748
Tutor Perini Corp., 1st Lien Term Loan, 1M SOFR + 4.75%, 9.71%, 08/18/2027	1,290	1,285
White Cap Supply Holdings, LLC, 1st Lien Term Loan, 1M SOFR + 3.25%, 8.50%, 10/19/2029	2,500	2,481
Wilsonart, LLC, 1st Lien Term Loan, PRIME + 4.25%, 8.85%, 08/05/2031	2,000	1,977
		36,446
Commercial & Professional Services 0.7%
ISolved, Inc., 1st Lien Term Loan, 1M SOFR + 3.50%, 8.35%, 10/15/2030	2,529	2,534
Consumer Discretionary Distribution & Retail 1.2%
Peer Holding III B.V., 1st Lien Term Loan (Netherlands), 3M SOFR + 3.25%, 7.85%, 10/28/2030	3,980	3,987
Consumer Durables & Apparel 3.2%
Lakeshore Learning Materials, LLC, 1st Lien Term Loan, 1M SOFR + 3.50%, 8.46%, 09/29/2028	3,466	3,466
Recess Holdings, Inc., 1st Lien Term Loan, 3M SOFR + 4.50%, 9.75%, 02/20/2030	4,110	4,121
Varsity Brands, Inc., 1st Lien Term Loan, 3M SOFR + 3.75%, 8.74%, 08/26/2031	3,500	3,475
		11,062
Consumer Services 3.9%
Belfor Holdings, Inc., 1st Lien Term Loan, 1M SOFR + 3.75%, 8.60%, 11/01/2030	1,189	1,193
Caesars Entertainment, Inc., 1st Lien Term Loan, 1M SOFR + 2.75%, 7.60%, 02/06/2031	3,483	3,478
Century DE Buyer, LLC, 1st Lien Term Loan, 3M SOFR + 4.00%, 9.26%, 10/30/2030	3,483	3,472
Fugue Finance B.V., 1st Lien Term Loan (Netherlands), 3M SOFR + 3.75%, 8.81%, 02/26/2031	1,247	1,253
Ontario Gaming GTA, LP, 1st Lien Term Loan (Canada), 3M SOFR + 4.25%, 8.89%, 08/01/2030	3,970	3,964
		13,360
Energy 1.6%
CPPIB OVM Member U.S., LLC, 1st Lien Term Loan, 3M SOFR + 3.25%, 7.85%, 08/20/2031	2,500	2,499
Prairie ECI Acquiror, LP, 1st Lien Term Loan, 1M SOFR + 4.75%, 9.60%, 08/01/2029	346	345
TransMontaigne Operating Company, LP, 1st Lien Term Loan, 1M SOFR + 3.50%, 8.46%, 11/17/2028	2,487	2,488
		5,332
Financial Services 1.4%
Albion Financing 3 SARL, 1st Lien Term Loan (Luxembourg), 3M SOFR + 4.25%, 9.83%, 08/17/2029	1,247	1,251
Athena Bidco S.A.S., 1st Lien Term Loan (France), 3M EURIBOR + 4.00%, 7.35%, 04/14/2031	€3,020	3,378
		4,629
Food & Beverage 2.3%
Chobani, LLC, 1st Lien Term Loan, 1M SOFR + 3.25%, 8.21%, 10/25/2027	$2,939	2,944
Chobani, LLC, 1st Lien Term Loan, 1M SOFR + 3.75%, 8.60%, 10/25/2027	1,489	1,492

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

	Principal Amount (a)	Value (a)
Senior Loans 61.7% (b)(c)(d) (continued)
Froneri Lux Finco SARL, 1st Lien Term Loan (Luxembourg), 6M EURIBOR + 2.13%, 5.72%, 01/29/2027	€3,000	$3,336
		7,772
Healthcare Equipment & Services 6.8%
Bausch + Lomb Corp., 1st Lien Term Loan (Canada), 1M SOFR + 3.25%, 8.27%, 05/10/2027	$1,481	1,474
Bausch + Lomb Corp., 1st Lien Term Loan (Canada), 1M SOFR + 4.00%, 8.85%, 09/29/2028	1,980	1,976
CNT Holdings I Corp., 1st Lien Term Loan, 3M SOFR + 3.50%, 8.75%, 11/08/2027	2,408	2,411
Confluent Medical Technologies, Inc., 1st Lien Term Loan, 3M SOFR + 3.75%, 8.35%, 02/16/2029	2,494	2,497
Ensemble RCM, LLC, 1st Lien Term Loan, 3M SOFR + 3.00%, 8.25%, 08/01/2029	3,819	3,821
Mamba Purchaser, Inc., 1st Lien Term Loan, 1M SOFR + 3.25%, 8.35%, 10/16/2028	2,725	2,717
Medline Borrower, LP, 1st Lien Term Loan, 1M SOFR + 2.75%, 7.60%, 10/23/2028	2,243	2,243
Resonetics, LLC, 1st Lien Term Loan, 1M SOFR + 3.75%, 8.72%, 06/18/2031	2,636	2,638
Sotera Health Holdings, LLC, 1st Lien Term Loan, 1M SOFR + 3.25%, 8.10%, 05/30/2031	1,750	1,744
Waystar Technologies, Inc., 1st Lien Term Loan, 1M SOFR + 2.75%, 7.60%, 10/22/2029	1,859	1,858
		23,379
Insurance 2.1%
Acrisure, LLC, 1st Lien Term Loan, 1M SOFR + 3.25%, 8.21%, 11/06/2030	1,248	1,234
HIG Finance 2, Ltd., 1st Lien Term Loan (Great Britain), 1M SOFR + 3.50%, 8.35%, 02/15/2031	2,488	2,488
HUB International, Ltd., 1st Lien Term Loan, 3M SOFR + 3.00%, 7.60%, 06/20/2030	3,498	3,493
		7,215
Materials 2.8%
AAP Buyer, Inc., 1st Lien Term Loan, 3M SOFR + 3.25%, 7.85%, 09/09/2031 (e)	1,685	1,691
Derby Buyer, LLC, 1st Lien Term Loan, 1M SOFR + 3.50%, 8.70%, 11/01/2030	1,493	1,493
Nouryon Finance B.V., 1st Lien Term Loan (Netherlands), 3M SOFR + 3.50%, 8.63%, 04/03/2028	2,049	2,049
Nouryon Finance B.V., 1st Lien Term Loan (Netherlands), 3M SOFR + 3.50%, 8.82%, 04/03/2028	990	991
WR Grace Holdings, LLC, 1st Lien Term Loan, 3M SOFR + 3.25%, 7.85%, 09/22/2028	3,251	3,256
		9,480
Media & Entertainment 4.8%
Altice Financing S.A., 1st Lien Term Loan (Luxembourg), 3M SOFR + 5.00%, 10.30%, 10/31/2027	2,481	2,248
AVSC Holding Corp., 1st Lien Term Loan, 1M SOFR + 3.25%, 8.85%, 03/03/2025 (f)	2,995	2,978
Creative Artists Agency, LLC, 1st Lien Term Loan, PRIME + 3.00%, 11.00%, 11/27/2028	4,275	4,271
Gray Television, Inc., 1st Lien Term Loan, 1M SOFR + 3.00%, 8.32%, 12/01/2028	3,225	2,967
Univision Communications, Inc., 1st Lien Term Loan, 3M SOFR + 4.25%, 8.85%, 06/24/2029	980	963
Virgin Media Bristol, LLC, 1st Lien Term Loan, 6M SOFR + 3.25%, 8.66%, 03/31/2031	3,000	2,862
		16,289
Pharmaceuticals, Biotechnology & Life Sciences 1.6%
Catalent Pharma Solutions, Inc., 1st Lien Term Loan, 1M SOFR + 3.00%, 7.92%, 02/22/2028 (e)	2,736	2,736
Packaging Coordinators Midco, Inc., 1st Lien Term Loan, 1M SOFR + 3.25%, 8.10%, 11/30/2027	2,887	2,885
		5,621
Software & Services 9.4%
Access CIG, LLC, 1st Lien Term Loan, 3M SOFR + 5.00%, 10.25%, 08/18/2028	2,233	2,239
Asurion, LLC, 1st Lien Term Loan, 1M SOFR + 3.25%, 8.21%, 07/31/2027	997	982
Asurion, LLC, 1st Lien Term Loan, 1M SOFR + 4.00%, 8.95%, 08/19/2028	2,469	2,426
BEP Intermediate Holdco, LLC, 1st Lien Term Loan, 1M SOFR + 3.75%, 8.60%, 04/25/2031 (e)	3,072	3,080
Boost Newco Borrower, LLC, 1st Lien Term Loan, 3M SOFR + 2.50%, 7.10%, 01/31/2031	3,000	2,999
Conservice Midco, LLC, 1st Lien Term Loan1st Lien Term Loan, 05/13/2027 (f)	2,500	2,502
Genesys Cloud Services Holdings II, LLC, 1st Lien Term Loan, 1M SOFR + 3.75%, 8.71%, 12/01/2027	2,985	2,985
Ivanti Software, Inc., 1st Lien Revolving Loan, 3M SOFR + 3.75%, 8.60%, 12/01/2025 (e)(g)	109	70
Open Text Corp., 1st Lien Term Loan (Canada), 1M SOFR + 2.25%, 7.10%, 01/31/2030	1,861	1,867
Project Boost Purchaser, LLC, 1st Lien Term Loan, 3M SOFR + 3.50%, 8.79%, 07/16/2031	4,713	4,709
Proofpoint, Inc., 1st Lien Term Loan, 1M SOFR + 3.00%, 7.85%, 08/31/2028	3,970	3,967

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

	Principal Amount (a)	Value (a)
Senior Loans 61.7% (b)(c)(d) (continued)
Quartz Acquireco, LLC, 1st Lien Term Loan, 3M SOFR + 2.75%, 7.35%, 06/28/2030 (f)	$4,471	$4,463
		32,289
Telecommunication Services 0.8%
Delta TopCo, Inc., 1st Lien Term Loan, 6M SOFR + 3.50%, 8.20%, 11/30/2029	1,746	1,741
Lumen Technologies, Inc., 1st Lien Term Loan, 1M SOFR + 6.00%, 10.85%, 06/01/2028	901	866
		2,607
Transportation 2.5%
AAdvantage Loyality IP, Ltd., 1st Lien Term Loan, 3M SOFR + 4.75%, 10.29%, 04/20/2028	2,885	2,963
Apple Bidco, LLC, 1st Lien Term Loan, 1M SOFR + 3.50%, 8.35%, 09/22/2028	2,216	2,220
Hertz Corp., 1st Lien Term Loan, 1M SOFR + 3.50%, 8.46%, 06/30/2028	468	418
Hertz Corp., 1st Lien Term Loan, 1M SOFR + 3.50%, 8.88%, 06/30/2028	2,404	2,146
SkyMiles IP, Ltd., 1st Lien Term Loan, 3M SOFR + 3.75%, 9.03%, 10/20/2027	797	812
		8,559
Utilities 2.9%
CPV Fairview, LLC, 1st Lien Term Loan, 1M SOFR + 3.50%, 8.35%, 08/14/2031	1,500	1,505
Hamilton Projects Acquiror, LLC, 1st Lien Term Loan, 1M SOFR + 3.75%, 8.60%, 05/31/2031	1,995	2,007
South Field, LLC, 1st Lien Term Loan, 3M SOFR + 3.75%, 8.35%, 08/29/2031	3,000	3,010
Thunder Generation Funding, LLC, 1st Lien Term Loan, 10/14/2031 (e)(f)	3,413	3,408
		9,930
Total Senior Loans (Cost: $210,316)		210,654
Corporate Bonds 49.1%
Automobiles & Components 0.6%
Clarios Global, LP, 8.50%, 05/15/2027 (d)	1,500	1,504
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (d)	500	527
		2,031
Capital Goods 4.4%
Bombardier, Inc., (Canada), 8.75%, 11/15/2030 (d)	2,500	2,744
Builders FirstSource, Inc., 6.38%, 03/01/2034 (d)	3,150	3,271
Chart Industries, Inc., 7.50%, 01/01/2030 (d)	1,000	1,054
Chart Industries, Inc., 9.50%, 01/01/2031 (d)	250	272
Specialty Building Products Holdings, LLC, 6.38%, 09/30/2026 (d)	3,000	2,989
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (d)	1,500	1,553
United Rentals, Inc., 6.13%, 03/15/2034 (d)	2,000	2,067
Wilsonart, LLC, 11.00%, 08/15/2032 (d)	1,000	1,000
		14,950
Consumer Discretionary Distribution & Retail 1.5%
Bath & Body Works, Inc., 6.63%, 10/01/2030 (d)	1,000	1,019
Bath & Body Works, Inc., 9.38%, 07/01/2025 (d)	1,151	1,181
Constellation Automotive Financing PLC, (Great Britain), 4.88%, 07/15/2027	£2,500	2,943
		5,143
Consumer Durables & Apparel 0.7%
Ashton Woods USA, LLC, 6.63%, 01/15/2028 (d)	$2,500	2,522
Consumer Services 4.5%
Caesars Entertainment, Inc., 8.13%, 07/01/2027 (d)	2,773	2,830
Hilton Domestic Operating Co., Inc., 5.75%, 05/01/2028 (d)	3,500	3,516
International Game Technology PLC, (Great Britain), 6.25%, 01/15/2027 (d)	1,000	1,021
Lottomatica SpA, (Italy), 7.13%, 06/01/2028 (d)	€2,482	2,908
MGM Resorts International, 6.50%, 04/15/2032	$2,500	2,547
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025 (d)	1,379	1,380

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

	Principal Amount (a)	Value (a)
Corporate Bonds 49.1% (continued)
Station Casinos, LLC, 6.63%, 03/15/2032 (d)	$1,200	$1,227
		15,429
Consumer Staples Distribution & Retail 0.4%
Albertsons Cos., Inc., 7.50%, 03/15/2026 (d)	1,500	1,513
Energy 11.8%
Antero Resources Corp., 7.63%, 02/01/2029 (d)	2,222	2,292
Archrock Partners, LP, 6.88%, 04/01/2027 (d)	898	901
Ascent Resources Utica Holdings, LLC, 8.25%, 12/31/2028 (d)	2,501	2,562
Blue Racer Midstream, LLC, 6.63%, 07/15/2026 (d)	1,500	1,498
Blue Racer Midstream, LLC, 7.00%, 07/15/2029 (d)	1,500	1,559
Citgo Petroleum Corp., 7.00%, 06/15/2025 (d)	3,500	3,498
DCP Midstream Operating, LP, 8.13%, 08/16/2030	3,330	3,918
Kodiak Gas Services, LLC, 7.25%, 02/15/2029 (d)	1,150	1,190
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031 (d)	3,685	3,634
Occidental Petroleum Corp., 8.88%, 07/15/2030	3,500	4,138
Parkland Corp., (Canada), 6.63%, 08/15/2032 (d)	2,000	2,030
Sunoco, LP, 7.25%, 05/01/2032 (d)	3,125	3,313
Tallgrass Energy Partners, LP, 7.38%, 02/15/2029 (d)	1,500	1,519
Transocean, Inc., (Cayman Islands), 6.80%, 03/15/2038	1,061	866
Transocean, Inc., (Cayman Islands), 8.75%, 02/15/2030 (d)	638	665
Western Midstream Operating, LP, 5.25%, 02/01/2050	2,125	1,929
Williams Cos., Inc., 8.75%, 03/15/2032	4,000	4,891
		40,403
Equity Real Estate Investment Trusts (REITs) 2.1%
HAT Holdings I, LLC, 8.00%, 06/15/2027 (d)	3,778	4,003
VICI Properties LP, 5.75%, 02/01/2027 (d)	3,000	3,052
		7,055
Financial Services 3.3%
Ally Financial, Inc., 8.00%, 11/01/2031	2,000	2,263
CHS/Community Health Systems, Inc., 10.88%, 01/15/2032 (d)	1,500	1,653
Ford Motor Credit Co., LLC, 6.80%, 05/12/2028	2,500	2,618
Ford Motor Credit Co., LLC, 6.95%, 06/10/2026	1,000	1,029
Ford Motor Credit Co., LLC, 7.35%, 11/04/2027	1,465	1,555
Summit Midstream Holdings, LLC, 8.63%, 10/31/2029 (d)	2,200	2,301
		11,419
Healthcare Equipment & Services 1.4%
HCA, Inc., 7.69%, 06/15/2025	4,750	4,836
Insurance 0.8%
Acrisure, LLC, 7.50%, 11/06/2030 (d)	1,081	1,112
Howden U.K. Refinance PLC, (Great Britain), 7.25%, 02/15/2031 (d)	1,400	1,453
		2,565
Materials 3.0%
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026	4,350	4,579
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/2026 (d)	1,471	1,226
Summit Materials, LLC, 6.50%, 03/15/2027 (d)	2,750	2,753
Trident TPI Holdings, Inc., 12.75%, 12/31/2028 (d)	1,500	1,665
		10,223
Media & Entertainment 3.9%
Belo Corp., 7.25%, 09/15/2027	3,250	3,357
Charter Communications Operating, LLC, 6.10%, 06/01/2029	1,650	1,707
Charter Communications Operating, LLC, 6.55%, 06/01/2034	1,650	1,716

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

	Principal Amount (a)	Value (a)
Corporate Bonds 49.1% (continued)
Live Nation Entertainment, Inc., 6.50%, 05/15/2027 (d)	$3,250	$3,315
Univision Communications, Inc., 6.63%, 06/01/2027 (d)	1,000	1,002
Univision Communications, Inc., 8.00%, 08/15/2028 (d)	2,000	2,045
		13,142
Semiconductors & Semiconductor Equipment 0.7%
Amkor Technology, Inc., 6.63%, 09/15/2027 (d)	2,500	2,517
Software & Services 2.0%
Leidos, Inc., 7.13%, 07/01/2032	2,500	2,787
Open Text Corp., (Canada), 6.90%, 12/01/2027 (d)	1,500	1,583
SS&C Technologies, Inc., 6.50%, 06/01/2032 (d)	2,500	2,584
		6,954
Technology Hardware & Equipment 1.3%
Dell International, LLC, 6.02%, 06/15/2026	875	896
Dell International, LLC, 6.10%, 07/15/2027	1,500	1,575
Insight Enterprises, Inc., 6.63%, 05/15/2032 (d)	1,500	1,566
Sensata Technologies, Inc., 6.63%, 07/15/2032 (d)	500	521
		4,558
Telecommunication Services 3.5%
Altice France Holding S.A., (Luxembourg), 10.50%, 05/15/2027 (d)	2,000	690
Altice France S.A., (France), 8.13%, 02/01/2027 (d)	500	409
Iliad Holding S.A.S, (France), 6.50%, 10/15/2026 (d)	3,000	3,033
Iliad Holding S.A.S, (France), 7.00%, 10/15/2028 (d)	1,000	1,017
Level 3 Financing, Inc., 11.00%, 11/15/2029 (d)	1,250	1,385
Sprint, LLC, 7.63%, 03/01/2026	5,250	5,423
		11,957
Transportation 2.6%
GLP Capital, LP, 5.38%, 04/15/2026	3,000	3,012
Mileage Plus Holdings, LLC, 6.50%, 06/20/2027 (d)	3,163	3,202
Uber Technologies, Inc., 7.50%, 09/15/2027 (d)	1,000	1,020
Uber Technologies, Inc., 8.00%, 11/01/2026 (d)	1,500	1,502
		8,736
Utilities 0.6%
CQP Holdco, LP, 7.50%, 12/15/2033 (d)	1,750	1,899
Total Corporate Bonds (Cost: $165,850)		167,852

Collateralized Loan Obligations 52.5% (d)(e)
Collateralized Loan Obligations - Debt 33.4% (b)(c)
Investment Funds and Vehicles 33.4%
AMMC CLO XI, Ltd., (Cayman Islands), 3M LIBOR + 6.06%, 11.32%, 04/30/2031	2,000	2,009
AMMC CLO XXII, Ltd., (Cayman Islands), 3M LIBOR + 5.76%, 11.05%, 04/25/2031	3,000	3,015
Atrium XIV, LLC, (Cayman Islands), 3M LIBOR + 6.50%, 11.40%, 10/16/2037	2,800	2,815
Atrium XV, (Cayman Islands), 3M LIBOR + 6.50%, 11.84%, 07/16/2037	1,188	1,191
Bain Capital Credit CLO 2020-1, Ltd., (Cayman Islands), 3M LIBOR + 7.15%, 12.43%, 04/18/2033	1,000	1,010
Bain Capital Credit CLO, Ltd. 2021-5, (Cayman Islands), 3M LIBOR + 6.76%, 12.04%, 10/23/2034	2,000	1,882
Ballyrock CLO 26, Ltd., (Cayman Islands), 3M LIBOR + 6.10%, 11.43%, 07/25/2037	950	952
Benefit Street Partners CLO XIV, Ltd., (Cayman Islands), 3M LIBOR + 6.15%, 10.74%, 10/20/2037	2,750	2,764
Benefit Street Partners CLO XXXIV, Ltd., (Cayman Islands), 3M LIBOR + 6.70%, 11.98%, 07/25/2037	500	506
Benefit Street Partners CLO XXXV, Ltd., (Jersey), 3M LIBOR + 6.10%, 11.43%, 04/25/2037	750	762
Brookhaven Park CLO, Ltd., (Cayman Islands), 3M LIBOR + 6.50%, 11.79%, 04/19/2037	500	505
Canyon Capital CLO, Ltd. 2018-1, (Cayman Islands), 3M LIBOR + 6.01%, 11.31%, 07/15/2031	750	726
Canyon Capital CLO, Ltd. 2019-1, (Cayman Islands), 3M LIBOR + 7.50%, 12.80%, 07/15/2037	325	320
Captree Park CLO, Ltd., (Jersey), 3M LIBOR + 6.00%, 11.33%, 07/20/2037	875	891

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

	Principal Amount (a)	Value (a)
Collateralized Loan Obligations 52.5% (d)(e) (continued)
Carlyle US CLO 2024-1, Ltd., 3M LIBOR + 6.92%, 12.21%, 04/15/2037	$548	$559
Carlyle US CLO 2024-2, Ltd., (Cayman Islands), 3M LIBOR + 6.85%, 12.17%, 04/25/2037	1,000	1,008
Carlyle US CLO 2024-3, Ltd., (Cayman Islands), 3M LIBOR + 6.40%, 11.70%, 07/25/2036	1,600	1,618
Carlyle US CLO, 2019-3 Ltd., (Cayman Islands), 3M LIBOR + 7.34%, 12.62%, 04/20/2037	1,650	1,661
Carlyle US CLO, 2021 11A Ltd., (Cayman Islands), 3M LIBOR + 6.50%, 11.82%, 07/25/2037	500	503
Carlyle US CLO, 2022-5 Ltd., (Cayman Islands), 3M LIBOR + 7.10%, 12.20%, 10/15/2037	2,095	2,101
Carlyle US CLO, Ltd. 2021-10, (Cayman Islands), 3M LIBOR + 6.76%, 12.04%, 10/20/2034	1,000	999
Cedar Funding CLO II, Ltd., (Cayman Islands), 3M LIBOR + 7.56%, 12.84%, 04/20/2034	1,750	1,755
CIFC Funding Ltd. 2021-1A, (Cayman Islands), 3M LIBOR + 6.00%, 11.34%, 07/25/2037	1,150	1,165
CIFC Funding, Ltd. 2019-4A, (Cayman Islands), 3M LIBOR + 6.86%, 12.16%, 10/15/2034	1,500	1,509
CIFC Funding, Ltd. 2021-VI, (Cayman Islands), 3M LIBOR + 6.51%, 11.81%, 10/15/2034	2,000	1,999
CIFC Funding, Ltd. 2021-VII, (Cayman Islands), 3M LIBOR + 6.61%, 11.89%, 01/23/2035	2,406	2,419
Crestline Denali CLO XIV, Ltd., (Cayman Islands), 3M LIBOR + 6.61%, 11.89%, 10/23/2031	2,000	1,961
Denali Capital CLO XII, Ltd., (Cayman Islands), 3M LIBOR + 6.16%, 11.46%, 04/15/2031	2,500	2,425
Dryden 104 CLO, Ltd., (Cayman Islands), 3M LIBOR + 7.40%, 12.40%, 08/20/2034	2,878	2,890
Dryden 115 CLO, Ltd., (Jersey), 3M LIBOR + 7.10%, 12.40%, 04/18/2037	1,000	1,018
Elmwood CLO 20, Ltd., (Cayman Islands), 3M LIBOR + 6.00%, 11.29%, 01/17/2037	2,000	2,016
Elmwood CLO 28, Ltd., (Cayman Islands), 3M LIBOR + 6.00%, 11.34%, 04/17/2037	500	510
Elmwood CLO I, Ltd., (Cayman Islands), 3M LIBOR + 6.40%, 11.68%, 04/20/2037	3,000	3,036
Elmwood CLO II, Ltd., (Cayman Islands), 3M LIBOR + 7.06%, 12.34%, 04/20/2034	1,650	1,665
Elmwood CLO IV, Ltd., (Cayman Islands), 3M LIBOR + 6.15%, 11.47%, 04/18/2037	1,257	1,269
Elmwood CLO VIII, Ltd., (Cayman Islands), 3M LIBOR + 6.25%, 11.53%, 04/20/2037	2,514	2,560
Flatiron CLO 21 Ltd., (Cayman Islands), 3M LIBOR + 5.90%, 10.99%, 10/19/2037	250	253
Generate Clo 11, Ltd., (Cayman Islands), 3M LIBOR + 7.30%, 12.14%, 10/20/2037	1,129	1,135
Generate CLO 14, Ltd., (Cayman Islands), 3M LIBOR + 6.75%, 12.03%, 04/22/2037	500	507
Generate CLO 16, Ltd., (Cayman Islands), 3M LIBOR + 6.15%, 11.47%, 07/20/2037	500	506
Generate CLO 4, Ltd., (Cayman Islands), 3M LIBOR + 6.90%, 12.18%, 07/20/2037	1,200	1,208
Generate CLO VIII, Ltd., (Cayman Islands), 3M LIBOR + 7.21%, 12.49%, 10/20/2034	1,000	1,004
Golub Capital Partners CLO 60B, Ltd., (Cayman Islands), 3M LIBOR + 6.00%, 11.28%, 10/25/2034	1,250	1,235
Invesco CLO, Ltd., (Cayman Islands), 3M LIBOR + 6.41%, 11.71%, 07/15/2034	1,000	978
KKR CLO 45A Ltd, (Cayman Islands), 3M LIBOR + 7.30%, 12.60%, 04/15/2035	1,000	1,007
KKR CLO 46, Ltd., (Cayman Islands), 3M LIBOR + 7.00%, 12.19%, 10/20/2037	250	251
Madison Park Funding LIX, Ltd., (Cayman Islands), 3M LIBOR + 6.40%, 11.68%, 04/18/2037	1,350	1,356
Madison Park Funding LV, Ltd., (Cayman Islands), 3M LIBOR + 6.00%, 11.28%, 07/18/2037	1,000	1,006
Madison Park Funding LVII, Ltd., (Cayman Islands), 3M LIBOR + 6.70%, 11.80%, 07/27/2034	1,185	1,189
Madison Park Funding LXIX Ltd., (Cayman Islands), 3M LIBOR + 6.25%, 11.58%, 07/25/2037	1,000	1,016
Madison Park Funding XIV, Ltd., (Cayman Islands), 3M LIBOR + 8.03%, 13.31%, 10/22/2030	2,500	2,136
Madison Park Funding XXVIII, Ltd., (Cayman Islands), 3M LIBOR + 7.86%, 13.16%, 07/15/2030	1,000	955
Madison Park Funding XXXI, Ltd., (Cayman Islands), 3M LIBOR + 6.40%, 11.74%, 07/23/2037	775	780
Madison Park Funding XXXII, Ltd., (Cayman Islands), 3M LIBOR + 6.40%, 11.68%, 07/22/2037	3,000	3,012
Madison Park Funding XXXIV Ltd., (Cayman Islands), 3M LIBOR + 6.50%, 11.61%, 10/16/2037	850	855
Madison Park Funding XXXV, Ltd., (Cayman Islands), 3M LIBOR + 6.36%, 11.64%, 04/20/2032	1,500	1,508
Madison Park Funding XXXVI, Ltd., (Cayman Islands), 3M LIBOR + 7.05%, 12.35%, 04/15/2035	1,000	1,006
Madison Park Funding XXXVII, Ltd., (Cayman Islands), 3M LIBOR + 6.60%, 11.90%, 04/15/2037	500	502
Magnetite XIX, Ltd., (Cayman Islands), 3M LIBOR + 6.66%, 11.95%, 04/17/2034	2,000	2,007
Magnetite XXIV, Ltd., (Cayman Islands), 3M LIBOR + 6.40%, 11.70%, 04/15/2035	2,750	2,760
Magnetite XXIX, Ltd., (Cayman Islands), 3M LIBOR + 6.00%, 11.24%, 07/15/2037	250	252
Northwoods Capital XII-B, Ltd., (Cayman Islands), 3M LIBOR + 6.05%, 11.00%, 06/15/2031	2,000	1,852
Oak Hill Credit Partners X-R, Ltd., (Cayman Islands), 3M LIBOR + 6.51%, 11.79%, 04/20/2034	1,500	1,512
Octagon Investment Partners 49, Ltd., (Cayman Islands), 3M LIBOR + 7.33%, 12.63%, 04/15/2037	1,000	1,005
OHA Credit Funding 12, Ltd. 2022-12, (Bermuda), 3M LIBOR + 8.00%, 13.28%, 07/20/2036	1,975	2,041
OHA Credit Funding 3, Ltd., (Cayman Islands), 3M LIBOR + 6.51%, 11.79%, 07/02/2035	1,000	1,008
OHA Credit Funding 4, Ltd., (Cayman Islands), 3M LIBOR + 6.66%, 11.94%, 10/22/2036	1,000	1,009
OHA Credit Partners VII, Ltd., (Cayman Islands), 3M LIBOR + 6.51%, 11.64%, 02/20/2034	3,000	3,029
OHA Credit Partners XIII, Ltd., (Cayman Islands), 3M LIBOR + 5.75%, 10.83%, 10/21/2037	610	613
OHA Loan Funding 2013-1, Ltd., (Cayman Islands), 3M LIBOR + 5.90%, 11.22%, 04/23/2037	1,500	1,518
RR 6, Ltd., (Cayman Islands), 3M LIBOR + 6.11%, 11.41%, 04/15/2036	900	871

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

	Principal Amount (a)	Value (a)
Collateralized Loan Obligations 52.5% (d)(e) (continued)
Sixth Street CLO XX, Ltd, (Cayman Islands), 3M LIBOR + 6.41%, 11.69%, 10/20/2034	$1,500	$1,509
Sound Point CLO XXVI, Ltd., (Cayman Islands), 3M LIBOR + 7.12%, 12.40%, 07/20/2034	1,000	940
Symphony CLO 36, Ltd., (Bermuda), 3M LIBOR + 7.00%, 11.64%, 10/24/2037	560	563
Tallman Park CLO, Ltd., (Cayman Islands), 3M LIBOR + 6.61%, 11.89%, 04/20/2034	2,000	2,006
TCI-Flatiron CLO, Ltd. 2018-1, (Cayman Islands), 3M LIBOR + 6.41%, 11.68%, 01/29/2032	3,000	3,013
TICP CLO VI, Ltd. 2016-2, (Cayman Islands), 3M LIBOR + 6.51%, 11.81%, 01/15/2034	2,250	2,256
TICP CLO XIII, Ltd., (Cayman Islands), 3M LIBOR + 6.46%, 11.76%, 04/15/2034	1,250	1,258
Trimaran Cavu 2021-1, Ltd., (Cayman Islands), 3M LIBOR + 7.00%, 12.28%, 07/23/2037	625	624
Voya CLO, Ltd. 2013-3, (Cayman Islands), 3M LIBOR + 6.16%, 11.44%, 10/18/2031	2,750	2,711
		113,756
Collateralized Loan Obligations - Equity 19.1%
Investment Funds and Vehicles 19.1%
AIMCO CLO XI, Ltd., (Cayman Islands), 21.58%, 10/17/2034 (h)	2,180	1,945
AIMCO CLO XVI, Ltd., (Cayman Islands), 16.13%, 07/17/2037	1,208	986
AIMCO CLO XX, Ltd., (Jersey), 14.37%, 10/16/2036	1,588	1,371
AIMCO CLO XXII, Ltd., (Jersey), 15.31%, 04/19/2037	410	398
Allegro CLO V, Ltd., (Cayman Islands), 10/16/2030	2,000	26
Atrium XIV, LLC, (Cayman Islands), 25.05%, 10/16/2037	6,744	3,779
Bain Capital Credit CLO 2024-2, Ltd., (Cayman Islands), 15.57%, 07/15/2037	960	884
Bain Capital Credit CLO, Ltd. 2020-2, (Cayman Islands), 48.10%, 07/19/2034	1,250	585
Bain Capital Credit CLO, Ltd. 2022-1, (Cayman Islands), 15.09%, 04/18/2035	1,500	800
Blueberry Park CLO, Ltd., (Cayman Islands), 10/20/2037 (h)	3,680	1,626
Carlyle Global Market Strategies CLO, Ltd. 2018-3, (Cayman Islands), 10/15/2030	3,223	1,051
Carlyle US CLO 2024-3, Ltd., (Cayman Islands), 07/25/2036	2,250	2,021
Carlyle US CLO 2024-5, Ltd., (Cayman Islands), 10/25/2036 (h)	1,580	1,410
CIFC Funding 2024-III, Ltd., (Cayman Islands), 14.52%, 07/21/2037	400	390
CIFC Funding 2024-IV, Ltd., (Cayman Islands), 10/16/2037 (h)	1,830	1,714
CIFC Funding, Ltd. 2020-3A, (Cayman Islands), 21.25%, 10/20/2034	1,750	1,339
CIFC Funding, Ltd. 2021-5A, (Cayman Islands), 15.86%, 07/15/2034	2,250	1,481
Dryden 98 CLO, Ltd., (Cayman Islands), 15.69%, 04/20/2035	1,100	687
Elmwood CLO 26, Ltd., (Cayman Islands), 13.35%, 04/18/2037	500	424
Elmwood CLO 32, Ltd., (Cayman Islands), 10/18/2037	1,770	1,629
Elmwood CLO XI, Ltd., (Cayman Islands), 18.06%, 10/20/2034	1,200	1,056
Invesco CLO 2021-3, Ltd., (Cayman Islands), 10/22/2034	113	29
Invesco CLO 2021-3, Ltd., (Cayman Islands), 14.66%, 10/22/2034	1,130	573
KKR CLO 50 Ltd, (Cayman Islands), 12.31%, 04/20/2037	1,151	950
LCM XV, LP, (Cayman Islands), 07/20/2030	5,875	296
Madison Park Funding LIII, Ltd., (Cayman Islands), 12.74%, 04/21/2035	2,188	1,545
Madison Park Funding LIX, Ltd., (Cayman Islands), 11.97%, 04/18/2037	2,762	2,112
Madison Park Funding LXVII, Ltd., (Cayman Islands), 11.27%, 04/25/2037	250	246
Madison Park Funding XII, Ltd., (Cayman Islands), 07/20/2026	4,000	8
Madison Park Funding XXII, Ltd., (Cayman Islands), 16.57%, 01/15/2033	4,500	2,389
Madison Park Funding XXXI, Ltd., (Cayman Islands), 14.78%, 07/23/2037	2,000	1,183
Madison Park Funding XXXII, Ltd., (Cayman Islands), 20.36%, 01/22/2048	2,472	1,632
Madison Park Funding, Ltd., (Cayman Islands), 11.84%, 04/21/2035	1,500	1,180
Magnetite XLIV Ltd., 10/15/2037 (h)	2,400	2,160
Magnetite XXVIII, Ltd., (Cayman Islands), 21.69%, 01/20/2035	2,500	1,890
Magnetite XXXVIII, Ltd., 10.41%, 04/15/2037	250	224
Oaktree CLO, Ltd. 2015-1, (Cayman Islands), 10/20/2027	4,000	87
OCP CLO 2024-34, Ltd., 10/15/2037	450	392
OHA Credit Funding 1, Ltd., (Cayman Islands), 11.36%, 04/20/2037	5,700	4,823
OHA Credit Partners VII, Ltd., (Cayman Islands), 16.09%, 02/20/2034	2,672	1,496
OHA Credit Partners XI, Ltd., (Cayman Islands), 11.40%, 04/20/2037	400	275
OHA Credit Partners XIV, Ltd., (Cayman Islands), 07/21/2037	380	317
OHA Credit Partners XVI, (Cayman Islands), 19.84%, 10/18/2034	1,675	1,344
OHA Loan Funding, Ltd. 2016-1, (Cayman Islands), 12.44%, 07/20/2037	3,613	2,828
RR 19, Ltd., (Cayman Islands), 15.88%, 10/15/2035	2,350	1,783

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

	Principal Amount (a)	Value (a)
Collateralized Loan Obligations 52.5% (d)(e) (continued)
RRX 7 Ltd. 2022-7, (Cayman Islands), 11.43%, 07/15/2122	$3,875	$2,507
Signal Peak CLO VIII, Ltd., (Cayman Islands), 10.55%, 04/20/2033	4,000	2,172
Signal Peak CLO XI Ltd., (Cayman Islands), 07/18/2037	1,750	1,608
Voya CLO 2024-1, Ltd., (Cayman Islands), 13.88%, 04/15/2037	2,142	1,952
Wellman Park CLO, Ltd., (Cayman Islands), 07/15/2034	6,070	163
Wellman Park CLO, Ltd., (Cayman Islands), 16.28%, 07/20/2037	2,500	1,881
West CLO, Ltd. 2013-1, (Cayman Islands), 11/07/2025	500	—
		65,647
Total Collateralized Loan Obligations (Cost: $185,049)		179,403
Total Investments - 163.3% (Cost: $561,215)		$557,909
Liabilities in Excess of Other Assets - (63.3%)		(216,343)
Net Assets - 100.0%		$341,566

Footnotes:
(a)	Investment holdings in foreign currencies are converted to U.S. Dollars using period end spot rates. Investments are in United States enterprises and all principal balances shown are in U.S. Dollars unless otherwise noted.
(b)	Variable rate loans bear interest at a rate that may be determined by reference to the Secured Overnight Financing Rate ("SOFR"), the London Interbank Offered Rate ("LIBOR"), Euro InterBank Offered Rate ("EURIBOR"), the U.S. Prime Rate ("PRIME"), or an alternate base rate (commonly based on the Federal Funds Rate or the Prime Rate), at the borrower's option, which reset annually, semi-annually, quarterly, bi-monthly, monthly or daily. SOFR based contracts may include a credit spread adjustment that is charged in addition to the base rate and the stated spread. For each such loan, Ares Dynamic Credit Allocation Fund, Inc. (the "Fund") has provided the interest rate in effect on the date presented.
(c)	Variable rate coupon rate shown as of September 30, 2024.
(d)	Senior Loans, Collateralized Loan Obligations and Corporate Bonds exempt from registration under Rule 144A, which as of September 30, 2024 represented 146.2% of the Fund's net assets or 89.5% of the Fund's total assets, are subject to legal restrictions on sales.
(e)	Investments whose values were determined using significant unobservable inputs (Level 3) (See Note 3 of the Notes to Schedule of Investments).
(f)	This loan or a portion of this loan represents an unsettled loan purchase. The interest rate will be determined at the time of settlement and will be based upon a spread plus the applicable reference rate determined at the time of purchase.
(g)	As of September 30, 2024, the Fund had entered into the following commitment to fund a revolving senior secured loan. Such commitment is subject to the satisfaction of certain conditions set forth in the documents governing this loan and there can be no assurance that such conditions will be satisfied. See Note 2 of the Notes to Schedule of Investments for further information on revolving loan commitments

Unfunded Issuer	Total Revolving commitments	Less: drawn commitments	Total undrawn commitments
Ivanti Software, Inc.	$250	$(109)	$141

(h)	When-Issued or delayed delivery security based on typical market settlement convention for such security.

As of September 30, 2024, the aggregate cost of securities for Federal income tax purposes was $561,219. Unrealized appreciation and depreciation on investments for Federal income tax purposes are as follows:

Gross unrealized appreciation	$9,273
Gross unrealized depreciation	(12,583)
Net unrealized depreciation	$(3,310)

Currencies:
£	British Pounds
€	Euro Currency
$	U.S. Dollars

Abbreviations:
144A	Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
CLO	Collateralized Loan Obligation

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments

September 30, 2024 (Unaudited)

(in thousands, except percentages and as otherwise noted)

(1) Organization

Ares Dynamic Credit Allocation Fund, Inc. (NYSE: ARDC) ("ARDC" or the "Fund") is a corporation incorporated under the laws of the State of Maryland and registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as a closed-end, diversified, management investment company, and intends to qualify each year to be treated as a Regulated Investment Company ("RIC"), under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund commenced operations on November 27, 2012.

The Fund’s investment objective is to seek an attractive risk adjusted level of total return, primarily through current income and, secondarily, through capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in a broad, dynamically managed portfolio of (i) senior secured loans ("Senior Loans") made primarily to companies whose debt is rated below investment grade, (ii) corporate bonds ("Corporate Bonds") that are primarily high yield issues rated below investment grade, (iii) other fixed-income instruments of a similar nature that may be represented by derivatives, and (iv) securities issued by entities commonly referred to as collateralized loan obligations ("CLOs") and other asset-backed securities. Debt instruments that are rated below investment grade are often referred to as "high yield" securities or "junk bonds." The Fund’s investments in CLOs may include investments in subordinated tranches of CLO securities. The Adviser (as defined below) will dynamically allocate the Fund’s portfolio among investments in the various targeted credit markets, to seek to manage interest rate and credit risk and the duration of the Fund’s portfolio. Under normal market conditions, the Fund will not invest more than (i) 45% of its Managed Assets (as defined below) in CLOs and other asset-backed securities, or (ii) 15% of its Managed Assets in subordinated (or residual) tranches of CLO securities. "Managed Assets" means the total assets of the Fund (including any assets attributable to any preferred shares that may be issued or to indebtedness) minus the Fund’s liabilities other than liabilities relating to indebtedness.

The Fund is externally managed by Ares Capital Management II LLC (the "Adviser") pursuant to an investment advisory and management agreement. The Adviser was registered as an investment adviser with the SEC under the Investment Advisers Act of 1940 on June 9, 2011 and serves as the investment adviser to the Fund. The Adviser oversees the management of the Fund's activities and is responsible for making investment decisions for the Fund's portfolio. Ares Operations LLC, a subsidiary of Ares Management Corporation, provides certain administrative and other services necessary for the Fund to operate.

(2) Significant Accounting Policies

Basis of Presentation

The accompanying schedule of investments has been prepared on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles ("GAAP"), and includes the accounts of the Fund. The Fund is an investment company following accounting and reporting guidance in Accounting Standards Codification ("ASC") Topic 946, Financial Services — Investment Companies.

Cash and Cash Equivalents

Cash and cash equivalents include funds from time to time deposited with financial institutions. Cash and cash equivalents are carried at cost, which approximates fair value.

Concentration of Credit Risk

The Fund places its cash and cash equivalents with financial institutions and, at times, cash held in depository or money market accounts may exceed the Federal Deposit Insurance Corporation insured limit.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the specific identification method without regard to unrealized gains or losses previously recognized, and include investments charged off during the period, net of recoveries. Unrealized gains or losses primarily reflect the change in investment values, including the reversal of previously recorded unrealized gains or losses when gains or losses are realized.

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (continued)

September 30, 2024 (Unaudited)

(in thousands, except percentages and as otherwise noted)

Pursuant to Rule 2a-5 under the Investment Company Act, the Fund's board of directors (the "Board") designated the Fund's Adviser as the Fund's valuation designee (the “Valuation Designee”) to perform the fair value determinations for investments held by the Fund without readily available market quotations, subject to the oversight of the Board. All investments are recorded at their fair value. See Note 3 for more information on the Fund's valuation process.

Interest Income Recognition

Interest income is recorded on an accrual basis and includes the accretion of discounts, amortization of premiums and payment-in-kind ("PIK") interest. Discounts from and premiums to par value on investments purchased are accreted/amortized into interest income over the life of the respective security using the effective yield method. To the extent loans contain PIK provisions, PIK interest, computed at the contractual rate specified in each applicable agreement, is accrued and recorded as interest income and added to the principal balance of the loan. PIK interest income added to the principal balance is generally collected upon repayment of the outstanding principal. To maintain the Fund's tax treatment as a RIC, this non-cash source of income must be paid out to shareholders in the form of dividends for the year the income was earned, even though the Fund has not yet collected the cash. The amortized cost of investments represents the original cost adjusted for any accretion of discounts, amortization of premiums and PIK interest.

Loans are generally placed on non-accrual status when principal or interest payments are past due 30 days or more or when there is reasonable doubt that principal or interest will be collected in full. Accrued and unpaid interest is generally reversed when a loan is placed on non-accrual status. Interest payments received on non-accrual loans may be recognized as income or applied to principal depending upon the Fund’s judgment regarding collectability. Non-accrual loans are restored to accrual status when past due principal and interest are paid or there is no longer any reasonable doubt that such principal or interest will be collected in full and, in the Fund's judgment, are likely to remain current. The Fund may make exceptions to this policy if the loan has sufficient collateral value (i.e., typically measured as enterprise value of the portfolio company) or is in the process of collection.

CLO equity investments recognize investment income by utilizing an effective interest methodology based upon an effective yield to maturity utilizing projected cash flows, as required by ASC Topic 325-40, Beneficial Interest in Securitized Financial Assets.

Foreign Currency Transactions

Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates effective on the date of valuation; and (ii) purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates prevailing on transaction dates.

The Fund does not isolate that portion of the results of operations resulting from the changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the “net realized and unrealized gain (loss) on investments” in the statement of operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amounts of income and expense items recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from the changes in fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transaction clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (continued)

September 30, 2024 (Unaudited)

(in thousands, except percentages and as otherwise noted)

Commitments and Contingencies

In the normal course of business, the Fund's investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Fund's custodian. These activities may expose the Fund to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business. Consistent with standard business practice, the Fund enters into contracts that contain a variety of indemnifications, and is engaged from time to time in various legal actions. The maximum exposure of the Fund under these arrangements and activities is unknown. However, the Fund expects the risk of material loss to be remote.

Commitments to extend credit include loan proceeds the Fund is obligated to advance, such as delayed draws or revolving credit arrangements. Commitments generally have fixed expiration dates or other termination clauses. Unrealized gains or losses associated with unfunded commitments are recorded in the financial statements and reflected as an adjustment to the fair value of the related security in the Schedule of Investments. The par amount of the unfunded commitments is not recognized by the Fund until it becomes funded.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and such differences may be material.

(3) Fair Value of Financial Instruments

The Fund follows ASC 825-10, Recognition and Measurement of Financial Assets and Financial Liabilities ("ASC 825-10"), which provides companies the option to report selected financial assets and liabilities at fair value. ASC 825-10 also establishes presentation and disclosure requirements designed to facilitate comparisons between companies that choose different measurement attributes for similar types of assets and liabilities and a better understanding of the effect of the company's choice to use fair value on its earnings. ASC 825-10 also requires entities to display the fair value of the selected assets and liabilities on the face of the balance sheet. The Fund has not elected the ASC 825-10 option to report selected financial assets and liabilities at fair value. With the exception of the line items entitled "other assets", "mandatory redeemable preferred shares", and "debt," which are reported at amortized cost, the carrying value of all other assets and liabilities approximate fair value.

The Fund also follows ASC 820-10, Fair Value Measurements and Disclosures ("ASC 820-10"), which expands the application of fair value accounting. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (continued)

September 30, 2024 (Unaudited)

(in thousands, except percentages and as otherwise noted)

• Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable either directly or indirectly.

• Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

In addition to using the above inputs in investment valuations, the Valuation Designee continues to employ the net asset valuation policy and procedures that have been reviewed by the Board in connection with their designation of the Adviser as the Fund’s valuation designee and are consistent with the provisions of Rule 2a-5 under the Investment Company Act and ASC 820-10 (see Note 2 for more information). Consistent with its valuation policies and procedures, the Valuation Designee evaluates the source of inputs, including any markets in which the Fund's investments are trading (or any markets in which securities with similar attributes are trading), in determining fair value. For investments where there is not a readily available market value, the fair value of these investments must typically be determined using unobservable inputs.

The investments classified as Level 1 or Level 2 are typically valued based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs. The Valuation Designee obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. The Valuation Designee is responsible for all inputs and assumptions related to the pricing of securities. The Valuation Designee has internal controls in place that support its reliance on information received from third-party pricing sources. As part of its internal controls, the Valuation Designee obtains, reviews, and tests information to corroborate prices received from third-party pricing sources. For any security, if market or dealer quotations are not readily available, or if the Valuation Designee determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Valuation Designee, subject to the oversight of the Board and will be classified as Level 3. In such instances, the Valuation Designee will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value.

Senior loans and corporate debt: The fair value of Senior Loans and Corporate Bonds is estimated based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs and are generally classified within Level 2 or 3. The Valuation Designee obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. If the pricing services are only able to obtain a single broker quote or utilize a pricing model the securities will be classified as Level 3. If the pricing services are unable to provide prices, the Valuation Designee will attempt to obtain one or more broker quotes directly from a dealer and price such securities at the last bid price obtained; such securities are classified as Level 3.

Collateralized loan obligations: The fair value of CLOs is estimated based on various valuation models from third-party pricing services. The provided prices are checked using internally developed models. The valuation models generally utilize discounted cash flows and take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, the characteristics and condition of the underlying collateral, comparable yields for similar securities and recent trading activity. These securities are classified as Level 3.

Common stock and warrants: The fair value of common stock and warrants are estimated using either broker quotes or an analysis of the enterprise value ("EV") of the portfolio company. EV means the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time. The primary method for determining EV uses a multiple analysis whereby appropriate multiples are applied to the portfolio company's EBITDA (generally defined as net income before net interest expense, income tax expense, depreciation and amortization). EBITDA multiples are typically determined based upon review of market comparable transactions and publicly traded comparable companies, if any. The Valuation Designee may also employ other valuation multiples to determine EV, such as revenues. The second method for determining EV uses a discounted cash flow analysis whereby future expected cash flows of the portfolio company are discounted to determine a present value using estimated discount rates (typically a weighted average cost of capital based on costs of debt and equity consistent with current market conditions). The EV analysis is performed to determine the value of equity investments, the value of debt investments in portfolio companies where the Fund has control or could gain control through an option or warrant security, and to determine if there is credit impairment for debt investments. If debt investments are credit impaired, an EV analysis may be used to value such debt investments; however, in addition to the methods outlined above, other methods such as a liquidation or wind down analysis may be utilized to estimate EV.

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (continued)

September 30, 2024 (Unaudited)

(in thousands, except percentages and as otherwise noted)

The following table is a summary of inputs used as of September 30, 2024 in valuing the Fund's investments carried at fair value:

	Level 1 - Quoted Prices ($)	Level 2 - Other Significant Observable Inputs ($)	Level 3 - Significant Unobservable Inputs ($)	Total ($)
Senior Loans	—	197,165	13,489	210,654
Corporate Bonds	—	167,852	—	167,852
Collateralized Loan Obligations	—	—	179,403	179,403
Total Investments	—	365,017	192,892	557,909

The following table is a reconciliation of the Fund’s investments in which significant unobservable inputs (Level 3) were used in determining fair value for the nine months ended September 30, 2024:

	Senior Loans ($)	Collateralized Loan Obligations ($)	Total ($)
Balance as of December 31, 2023	12,181	154,507	166,688
Purchases	12,894	84,655	97,549
Sales and principal redemptions	(11,882)	(63,610)	(75,492)
Net realized and unrealized gains	280	3,626	3,906
Accrued discounts	16	225	241
Balance as of September 30, 2024	13,489	179,403	192,892
Net change in unrealized gains/(losses) from investments held at September 30, 2024	279	10,323	10,602

Investments were transferred out of Level 3 during the nine months ended September 30, 2024. Transfers between Levels 2 and 3 were as a result of changes in the observability of significant inputs or available market data for certain portfolio companies.

The following table summarizes the significant unobservable inputs the Valuation Designee used to value the majority of the Fund's investments categorized within Level 3 as of September 30, 2024. The table is not intended to be all-inclusive, but instead to capture the significant unobservable inputs relevant to the Valuation Designee's determination of fair values.

			Unobservable Input
Asset Category	Fair Value ($)	Valuation Technique	Input	Range	Weighted Average(a)
Senior Loans	13,419	Broker Quotes and/or 3rd Party Pricing Services	N/A	N/A	N/A
Senior Loans	70	Yield Analysis	Market Yield	15.4%	15.4%
Collateralized Loan Obligations	175,833	Broker Quotes and/or 3rd Party Pricing Services	N/A	N/A	N/A
Collateralized Loan Obligations	3,570	Transaction Cost	N/A	N/A	N/A
Total Level 3 Investments	192,892

(a)  Unobservable inputs were weighted by the relative fair value of investments.

Changes in market yields may change the fair value of certain of the Fund’s investments. Generally, an increase in market yields may result in a decrease in the fair value of certain of the Fund’s investments.

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (continued)

September 30, 2024 (Unaudited)

(in thousands, except percentages and as otherwise noted)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the investments may fluctuate from period to period. Additionally, the fair value of the investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, it could realize significantly less than the value at which the Fund has recorded it.

In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned.